UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  August 13, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 802193

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
AMB Property Corp.             COM              00163T109    45249 2135645.000SH     SOLE
1952795.000        182850.000
Alexandria Real Estate Equitie COM              015271109    29571 1004525.000SH     SOLE
868775.000        135750.000
Arden Realty Trust             COM              039793104     8556 393400.000SH      SOLE
329050.000         64350.000
AvalonBay Communities, Inc.    COM              053484101    52495 1549675.000SH     SOLE
1342145.000        207530.000
Bedford Property Investors, In COM              076446301    10664 631950.000SH      SOLE
531000.000        100950.000
Boston Properties, Inc.        COM              101121101    12352 402500.000SH      SOLE
345500.000         57000.000
Brandywine Realty Trust        COM              105368203    19093 1174950.000SH     SOLE
984850.000        190100.000
Cabot Industrial Trust         COM              127072106     3964 205900.000SH      SOLE
180900.000         25000.000
Camden Property Trust          COM              133131102    33872 1260369.000SH     SOLE
1079306.000        181063.000
Catellus Development Corporati COM              149111106     7358 626200.000SH      SOLE
525500.000        100700.000
Cornerstone Properties, Inc.   COM              21922H103    30430 1995400.000SH     SOLE
1742250.000        253150.000
Developers Diversified Realty  COM              251591103    17102 1221600.000SH     SOLE
1029000.000        192600.000
Duke-Weeks Realty Corporation  COM              264411505    12357 633700.000SH      SOLE
528500.000        105200.000
Entertainment Properties Trust COM              29380T105     5227 357400.000SH      SOLE
352650.000          4750.000
Equity Office Properties Trust COM              294741103    37560 1615463.000SH     SOLE
1346663.000        268800.000
Equity Residential Properties  COM              29476L107    25471 601084.000SH      SOLE
505897.000         95187.000
Essex Property Trust, Inc.     COM              297178105    27092 775450.000SH      SOLE
661150.000        114300.000
Federal Realty Investment Trus COM              313747206    11702 558925.000SH      SOLE
467325.000         91600.000
Gables Residential Trust       COM              362418105    11597 483200.000SH      SOLE
403350.000         79850.000
General Growth Properties      COM              370021107     7658 243100.000SH      SOLE
218600.000         24500.000
Glenborough Realty Trust       COM              37803P105     8341 505500.000SH      SOLE
424500.000         81000.000
Highwoods Properties, Inc.     COM              431284108    11530 445600.000SH      SOLE
360300.000         85300.000
Host Marriott Corporation      COM              44107P104    18697 1968075.000SH     SOLE
1649675.000        318400.000
Liberty Property Trust         COM              531172104    27304 1203500.000SH     SOLE
1060400.000        143100.000
Macerich Company               COM              554382101    35312 1527000.000SH     SOLE
1333000.000        194000.000
Mack-Cali Realty Corporation   COM              554489104    31131 1161050.000SH     SOLE
997550.000        163500.000
Philips International Realty   COM              718333107     4875 309500.000SH      SOLE
253650.000         55850.000
Post Properties, Inc.          COM              737464107    37461 952900.000SH      SOLE
828200.000        124700.000
Prentiss Property Trust        COM              740706106    11151 502563.000SH      SOLE
502563.000
Reckson Associates Realty      COM              75621K106    19776 950200.000SH      SOLE
801400.000        148800.000
SL Green Realty Corp           COM              78440X101    19122 932800.000SH      SOLE
804200.000        128600.000
Security Capital Group-B       COM              81413P204    28051 1909854.500SH     SOLE
1909854.500
Simon Property Group, Inc.     COM              828806109    16305 726680.000SH      SOLE
582530.000        144150.000
Spieker Properties, Inc.       COM              848497103    29805 859250.000SH      SOLE
732000.000        127250.000
Starwood Hotels & Resorts Worl COM              85590A203     1955 87600.000SH       SOLE
87600.000
Taubman Centers, Inc.          COM              876664103      121 10500.000SH       SOLE
10500.000
Trizec Hahn                    COM              896938107    19559 1032800.000SH     SOLE
871800.000        161000.000
Urban Shopping Centers, Inc.   COM              917060105    23779 816450.000SH      SOLE
687850.000        128600.000
Vornado Realty Trust           COM              929042109      812 25000.000SH       SOLE
21000.000          4000.000
Wyndham International, Inc.    COM              983101106     2879 1096799.000SH     SOLE
937299.000        159500.000
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     1305 61400.00 SH       SOLE
61400.00
ARCHSTONE COMMUN PFD SER C 8.6 PFD              039581400     2203 95800.00 SH       SOLE
95800.00
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309      218 10400.00 SH       SOLE
10400.00
AVALONBAY COMMUN PFD SER F 9%  PFD              053484507     2511 106700.00SH       SOLE
106700.00
Alexandria RE Eq., Inc. PFD SE PFD              015271208     4664 200000.00SH       SOLE
200000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     1335 61400.00 SH       SOLE
61400.00
DEVELOPERS DIVERS RLTY PFD DP  PFD              251591301      366 15900.00 SH       SOLE
15900.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591509      516 22000.00 SH       SOLE
22000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     2096 101000.00SH       SOLE
101000.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     3829 157500.00SH       SOLE
157500.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     3400 138440.00SH       SOLE
138440.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503      243 10000.00 SH       SOLE
10000.00
FEDERAL REALTY PFD SER A 7.95% PFD              313747404      277 15000.00 SH       SOLE
15000.00
GABLES RESIDENTIAL PFD SER A 8 PFD              362418204     1285 64660.00 SH       SOLE
64660.00
HIGHWOODS PPTYS PFD SER B 8%   PFD              431284306     2408 130600.00SH       SOLE
130600.00
HIGHWOODS PPTYS PFD SER D 8%   PFD              431284504      425 22425.00 SH       SOLE
22425.00
POST PROPERTIES PFD SER A 8.5% PFD              737464206     3335 72500.00 SH       SOLE
72500.00
PROLOGIS TRUST PFD SER A 9.40% PFD              743410201     1426 59400.00 SH       SOLE
59400.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     1676 82000.00 SH       SOLE
82000.00
SIMON PPTYS PFD SER B 8.75%    PFD              78462M207     2487 107822.00SH       SOLE
107822.00
SPIEKER PPTYS PFD SER C 7.875% PFD              848497301      727 33600.00 SH       SOLE
33600.00
SPIEKER PPTYS PFD SER E 8%     PFD              848497400     2336 107100.00SH       SOLE
107100.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     2773 145000.00SH       SOLE
145000.00
Vornado Realty Trust PFD Ser C PFD              929042406     3018 145000.00SH       SOLE
145000.00